RELATED PARTY TRANSACTIONS	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On April 27, 2021, the Sponsor made a capital contribution of $25,000, or approximately $0.003 per share, to cover certain of the Company’s expenses, for which the Company issued founder shares to the Sponsor such that they currently hold an aggregate of 7,906,250 founder shares. The Founder Shares include an aggregate of up to 1,031,250 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part, so that the Sponsor will collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Proposed Offering (assuming the Sponsor does not purchase any Public Shares in the Proposed Offering).

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note — Related Party

On April 27, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Offering pursuant to a promissory note (the “Note”). The Note is non-interest bearing and is payable on the earlier of (i) December 31, 2022 or (ii) the consummation of the Proposed Public Offering. As of June 30, 2021 (unaudited) and April 30, 2021, the Company had not drawn on the Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2021 (unaudited) and April 30, 2021, the Company had no such related party loans outstanding.

As of June 30, 2021 (unaudited) and April 30, 2021, the Sponsor had paid $246,993 and nil, respectively of deferred offering expenses on behalf of the Company, which are presented on the balance sheet as Due to Sponsor.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On April 27, 2021, the Sponsor made a capital contribution of $25,000, or approximately $0.003 per share, to cover certain of the Company’s expenses, for which the Company issued founder shares to the Sponsor such that they currently hold an aggregate of 7,906,250 founder shares.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s shareholders having the right to exchange their shares of ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note — Related Party

On April 27, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest bearing and is payable on the earlier of (i) December 31, 2022 or (ii) the consummation of the Initial Public Offering. As of September 30, 2021, the Company had not drawn on the Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of September 30, 2021, the Company had no such related party loans outstanding.

There are expenses that are paid by the Sponsor on behalf of the Company. As of September 30, 2021, the Sponsor spent $318,074, which are presented on the balance sheet as a Due to Sponsor.

Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Related party transactions

Note 14—Related party transactions

Sales to related party investors in the amount of $0.4 million and $1.2 million were included in revenues in the condensed consolidated statements of operations for the three and nine months ended September 30, 2021, respectively. The corresponding accounts receivable balance was $0.3 million as of September 30, 2021. All outstanding balances with the related party were priced on an arms-length basis and are to be settled in cash. None of the balances is secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.

Note 18—Related party transactions

Sales to related party investors in the amount $1.9 million and $2.1 million were included in revenues in the consolidated statements of operations for the year ended December 31, 2020 and 2019, respectively. The corresponding accounts receivable balance was $0.2 million and $0.2 million as of December 31, 2020 and 2019, respectively. All outstanding balances with the related party were priced on an arms-length basis and are to be settled in cash. None of the balances is secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.